Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of comprehensive income [abstract]
Profit for the year	¥ 509,932	¥ 676,286	¥ 1,128,639
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plans	(102,983)	(23,745)	13,344
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(23,361)	(24,046)	19,288
Share of other comprehensive income of investments accounted for using the equity method	(1,550)	(2,837)	1,688
Items that may be reclassified subsequently to profit or loss
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	279	228
Exchange differences on translating foreign operations	(293,201)	95,568	(204,184)
Share of other comprehensive income of investments accounted for using the equity method	(30,393)	(18,847)	10,620
Total other comprehensive income, net of tax	(451,209)	26,321	(159,244)
Comprehensive income for the year	58,723	702,607	969,395
Comprehensive income for the year attributable to:
Owners of the parent	24,287	637,609	899,545
Non-controlling interests	¥ 34,436	¥ 64,998	¥ 69,850